Consolidated statements of financial position - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncurrent Assets
Intangible assets	$ 39,119	$ 37,179	$ 20,402
Property, plant and equipment	1,379,527	1,069,011	699,087
Right-of-use assets	44,081	61,391
Investments in associates and joint ventures	107,112	67,590	32,686
Deferred income tax assets, net	2,629	1,583	301
Other receivables	14,657	11,789	9,617
Trade receivables	8,531	15,325	23,508
Total noncurrent assets	1,595,656	1,263,868	785,601
Current Assets
Assets held for disposal	494	0	3,189
Inventories	100,137	80,479	53,324
Contract assets	871	203	420
Other receivables	34,369	36,192	21,867
Trade receivables	108,146	118,077	72,646
Investment in financial assets	28,934	8,370	10,941
Cash and cash equivalents	54,618	66,100	46,028
Total current assets	327,569	309,421	208,415
TOTAL ASSETS	1,923,225	1,573,289	994,016
SHAREHOLDERS' EQUITY
Shareholders' contributions	10,385	10,572	10,518
Reserves, other comprehensive income and retained earnings	666,845	531,977	348,682
Shareholders' equity attributable to shareholders of the parent company	677,230	542,549	359,200
Non-controlling interest	6,165	5,550	3,157
TOTAL SHAREHOLDERS' EQUITY	683,395	548,099	362,357
Noncurrent Liabilities
Provisions	186,488	144,768	83,388
Deferred income tax liabilities, net	119,609	97,231	91,125
Contract liabilities		294	1,828
Income tax liability	3,571	3,387
Taxes payable	215	1,428	2,175
Salaries and social security	3,860
Lease liabilities	24,172	40,391
Loans	527,575	419,651	270,252
Other liabilities	2,961	703	549
Accounts payable	710	2,465	3,373
Total noncurrent liabilities	869,161	710,318	452,690
Current Liabilities
Liabilities associated with assets held for disposal			3,133
Provisions	6,133	5,460	4,529
Contract liabilities	6,824	7,404	4,996
Income tax liability	740	1,964	357
Taxes payable	15,764	11,437	10,027
Salaries and social security	14,934	10,204	6,154
Lease liabilities	22,098	21,389
Loans	150,731	107,109	64,826
Other liabilities	9,062	1,310	722
Accounts payable	144,383	148,595	84,225
Total current liabilities	370,669	314,872	178,969
TOTAL LIABILITIES	1,239,830	1,025,190	631,659
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,923,225	$ 1,573,289	$ 994,016